Risk Management (Details) - Schedule of security interests, collateral, or credit improvements - Credit risk [member] - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Risk Management (Details) - Schedule of security interests, collateral, or credit improvements [Line Items]
Total	$ 29,344,459	$ 27,968,651
Properties/Mortgages [Member] | Non-impaired financial assets [Member]
Risk Management (Details) - Schedule of security interests, collateral, or credit improvements [Line Items]
Total	25,424,161	23,371,510
Properties/Mortgages [Member] | Impaired financial assets [Member]
Risk Management (Details) - Schedule of security interests, collateral, or credit improvements [Line Items]
Total	1,548,568	1,245,971
Investments & Others [Member] | Non-impaired financial assets [Member]
Risk Management (Details) - Schedule of security interests, collateral, or credit improvements [Line Items]
Total	2,306,062	2,785,219
Investments & Others [Member] | Impaired financial assets [Member]
Risk Management (Details) - Schedule of security interests, collateral, or credit improvements [Line Items]
Total	$ 65,668	$ 565,951